Subsequent Events (Details) (USD $)	3 Months Ended		0 Months Ended	3 Months Ended		3 Months Ended		3 Months Ended	0 Months Ended					0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Apr. 26, 2013 Subsequent Event [Member]	Apr. 15, 2013 Partnership Interest [Member] Subsequent Event [Member] AIM Midstream Holdings [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Contribution in Partership [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Mar. 31, 2013 Debt Instrument, Fourth Amendment [Member] Subsequent Event [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member] Repayment of Debt [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Liquidation and Winding-up of Partnership [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Minimum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Maximum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Distribution announced			$ 0.4325
Distribution Made to Member or Limited Partner, Cash Distributions Declared			$ 3,700,000
Partners' Capital Account, Units, Sale of Units				4,526,066
Partners' Capital Account, Units, Sale of Units, Percentage				90.00%				20.00%
Escrow Deposit				12,500,000
Preferred Units, Contributed Capital, Percentage					100.00%
Preferred Units, Contributed Capital							15,000,000
Preferred Units, Issued							5,142,857
Transaction Expenses						2,500,000
Repayments of Long-term Debt	17,585,000	17,550,000							12,500,000
Distribution Made to Member or Limited Partner, Distributions, Per Unit											0.01428571				0.023571428
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit												$ 0.25
Distribution Made to Member or Limited Partner, Distributions Paid, Conversion Price Per Unit										$ 17.50				$ 17.50		$ 17.50	$ 17.50
Period of Distribution After Quarter End														45 days
Facility fee (percent)	1.00%												6.00%
Preferred Units, Percentage of Ownership										50.00%
Total Consideration for Issuance of Preferred Units																	15,000,000
Total Consideration for Issuance of One or Series of Preferred Units in Aggregate for Tweleve Months Period																	50,000,000
Total Indebtedness for Issuance of Preferred Units in One or Series of Related Transactions																		75,000,000
Total Indebtedness for Issuance of Preferred Units in One or Series of Related Transactions, During a Period of Twelve Months																		$ 25,000,000
Yeild to Maturity										(10.00%)